Investment Portfolioas of February 28, 2026 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.4%
Alabama 4.8%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,335,000	1,355,197
Series D, 5.0%, Mandatory Put 11/1/2034 @ 100, 3/1/2055, GTY: BP PLC	3,000,000	3,311,792
Alabama, Energy Authority Commodity Supply Revenue Project 4, Series F, 5.25%, Mandatory Put 11/1/2035 @ 100, 11/1/2055, GTY: BP PLC	2,500,000	2,816,012
Alabama, Highway Authority Revenue, 5.0%, 9/1/2044, INS: AG	2,000,000	2,221,941
Jefferson County, AL, Sewer Revenue:
5.25%, 10/1/2040	3,000,000	3,356,677
5.25%, 10/1/2041	1,500,000	1,678,001
Southeast Alabama, Energy Authority A Cooperative District:
Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	3,635,000	3,820,988
Series B, 5.0%, Mandatory Put 6/1/2030 @ 100, 1/1/2054, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	8,490,000	9,137,543
Series A-1, 5.5%, Mandatory Put 1/1/2031 @ 100, 11/1/2053, GTY: Morgan Stanley	6,000,000	6,608,469
		34,306,620
Alaska 0.2%
Alaska, Alaska Railroad Corp., Revenue, AMT, 5.5%, 10/1/2042, INS: AG	1,000,000	1,111,630
Arizona 3.7%
Arizona, Chandler Industrial Development Authority, Intel Corp., 3.8%, Mandatory Put 6/15/2028 @ 100, 12/1/2035	3,000,000	3,060,232
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital, Series A, 5.0%, 2/1/2030	600,000	659,243
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue, Series A, 5.0%, 1/1/2042	2,640,000	2,982,163
Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	3,899,361	3,982,470
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,428,553
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group:
Series A, 5.25%, 8/1/2042, INS: AG	1,500,000	1,683,720
Series A, 5.25%, 8/1/2044, INS: AG	3,000,000	3,296,472
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project:
4.0%, 7/1/2034	3,635,000	3,661,515
Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,025,169
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2039	1,445,000	1,619,259
Series D, 5.0%, 12/1/2040	1,500,000	1,671,072
Series D, 5.0%, 12/1/2041	1,000,000	1,111,689
		26,181,557

California 6.7%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	1,000,000	1,049,710
Series E, 5.0%, 10/1/2029	1,000,000	1,048,821
California, Antelope Valley Community College District, General Obligation, 5.0%, 8/1/2044 (a)	1,675,000	1,830,265
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, SIFMA Municipal Swap Index + 0.3%, 2.18% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,979,027
Series C, SIFMA Municipal Swap Index + 0.45%, 2.33% (b), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	999,615
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-050, 144A, AMT, 3.05%, 6/15/2037	5,755,000	5,300,606
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded, 5.0%, 6/1/2032	5,000,000	5,349,982
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	8,969,779	8,007,488
California, University of California Revenue:
Series AL-1, 1.2% (c), 3/2/2026	1,500,000	1,500,000
Series BS, 5.0%, 5/15/2041	2,000,000	2,271,165
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.0%, 7/1/2041	2,750,000	3,065,418
Series A, 5.25%, 7/1/2044, INS: BAM	1,000,000	1,119,849
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series H, AMT, 5.5%, 5/15/2037	4,985,000	5,633,661
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,468,470
		47,624,077
Colorado 3.8%
Colorado, Bridge & Tunnel Enterprise Revenue:
Series A, 5.0%, 12/1/2041, INS: AG	1,075,000	1,216,069
Series A, 5.0%, 12/1/2042, INS: AG	1,525,000	1,705,855
Series A, 5.25%, 12/1/2044, INS: AG	1,000,000	1,111,571
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AG	938,000	811,676
Colorado, Grand River Hospital District, General Obligation:
6.0%, 12/1/2043, INS: AG	750,000	886,010
6.0%, 12/1/2044, INS: AG	700,000	819,476
6.0%, 12/1/2045, INS: AG	670,000	775,650
Colorado, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series A, 5.0%, Mandatory Put 11/15/2029 @ 100, 11/15/2059	1,000,000	1,091,856
Colorado, State Housing & Finance Authority Revenue:
“III", Series H, 4.25%, 11/1/2049	660,000	671,733
“III", Series L, 5.75%, 11/1/2053	3,860,000	4,179,221
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,584,852
Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,595,306
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	506,916
5.0%, 12/1/2033	500,000	505,774
5.0%, 12/1/2034	1,000,000	1,010,619
		27,472,584
Connecticut 1.8%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	1,051,377

Connecticut, State Health & Educational Facilities Authority Revenue, Hartford HealthCare Obligated Group, Series A, 5.0%, 7/1/2045	3,000,000	3,217,268
Connecticut, State Health & Educational Facilities Authority Revenue, Yale-New Haven Health Obligated Group, Series B, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2049	1,000,000	1,079,135
Connecticut, State Housing Finance Program Authority Revenue:
Series A-1, 4.0%, 11/15/2047	175,000	175,591
Series D, 6.25%, 5/15/2054	1,705,000	1,872,984
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 7/1/2038	1,565,000	1,769,541
Series A, 5.0%, 7/1/2043	3,000,000	3,390,166
		12,556,062
Florida 5.3%
Broward County, FL, Airport System Revenue, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,499,585
Central Florida, Tourism Oversight District, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,526,059
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	1,255,000	1,267,691
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,755,403
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Series A-1, 144A, 3.375%, 7/1/2031	1,650,000	1,613,521
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 11/15/2030	645,000	636,683
Series A, 5.0%, 6/15/2035	1,000,000	1,015,884
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (d), Mandatory Put 7/15/2028 @ 109, 7/15/2032	2,085,000	729,750
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.0%, 7/1/2041	3,000,000	2,235,000
Florida, Development Finance Corp., Health Sciences Center Inc. Obligated Group, Series A, 5.0%, 8/1/2041	1,000,000	1,085,002
Florida, Higher Educational Facilities Financial Authority Revenue, Keiser University Obligated Group, 144A, 5.0%, 7/1/2035	4,000,000	4,122,788
Florida, Village Community Development District No. 15, Special Assessment Revenue:
144A, 4.2%, 5/1/2039	2,245,000	2,275,653
144A, 4.85%, 5/1/2038	980,000	1,029,941
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,762,312
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	325,000	327,163
Lee County, FL, Airport Revenue:
Series A-1, AMT, 5.25%, 10/1/2045 (a)	570,000	625,835
Series A-1, AMT, 5.25%, 10/1/2046 (a)	490,000	531,235
Series A-1, AMT, 5.25%, 10/1/2047 (a)	1,000,000	1,072,353
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	2,250,000	2,411,321
Miami-Dade County, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2048	750,000	790,121
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2040	4,650,000	2,541,120
Series A-2, Zero Coupon, 10/1/2041	2,500,000	1,281,839
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	760,000	760,779
		37,897,038
Georgia 5.3%
Atlanta, GA, Development Authority Tax Allocation, Series A, 144A, 5.0%, 4/1/2034	1,000,000	1,042,459
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AG	6,815,000	7,057,824
Carroll City & County, GA, State Hospital Authority Revenue, Tanner Medical Center Obligated Group, 5.0%, 7/1/2041	1,400,000	1,573,741

Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	210,130
Series B, 4.0%, 4/1/2033	200,000	209,334
Series B, 4.0%, 4/1/2034	250,000	260,664
Series B, 4.0%, 4/1/2035	225,000	233,605
Series B, 4.0%, 4/1/2036	250,000	257,557
Georgia, Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System Obligated Group, 5.0%, 10/15/2030	1,375,000	1,530,028
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,298,733
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 4.0%, Mandatory Put 12/1/2028 @ 100, 5/1/2052, GTY: Citigroup, Inc.	10,000,000	10,298,952
Series C, 5.0%, Mandatory Put 9/1/2030 @ 100, 9/1/2053, GTY: Royal Bank of Canada	1,155,000	1,247,433
Series D, 5.0%, Mandatory Put 4/1/2031 @ 100, 4/1/2054, GTY: TD Bank NA	2,000,000	2,179,225
Series A, 5.0%, Mandatory Put 6/1/2032 @ 100, 6/1/2055, GTY: TD Bank NA	1,500,000	1,647,773
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,520,636
Georgia, Metropolitan Atlanta Rapid Transit Authority Revenue, Series A, 5.0%, 7/1/2043	2,665,000	2,983,539
Georgia, Paulding County Hospital Authority Revenue, WellStar Health System Obligated Group, Series A, 5.0%, 4/1/2043	2,065,000	2,194,119
		37,745,752
Idaho 0.0%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group, Series C, 1.95% (c), 3/2/2026, LOC: U.S. Bank NA	195,000	195,000
Illinois 5.0%
Chicago, IL, Midway International Airport Revenue, Series A, AMT, 5.75%, 1/1/2041, INS: BAM	1,000,000	1,130,171
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2035	715,000	788,132
Series C, AMT, 5.0%, 1/1/2036	500,000	547,994
5.25%, 1/1/2039, INS: BAM	825,000	922,895
5.25%, 1/1/2040, INS: BAM	1,130,000	1,250,907
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,622,655
Dupage County, IL, School District No. 58 Downers Grove, General Obligation, 5.5%, 12/15/2042	3,000,000	3,438,551
Illinois, Elmhurst Park District, General Obligation:
5.0%, 12/15/2043	1,000,000	1,089,049
5.0%, 12/15/2044	1,250,000	1,350,638
Illinois, Housing Development Authority Revenue, Series K, 6.25%, 10/1/2053	4,250,000	4,802,338
Illinois, Metropolitan Water Reclamation District of Greater Chicago, General Obligation, Series A, 5.0%, 12/1/2042	2,500,000	2,791,998
Illinois, Sales Tax Securitization Corp. Revenue, Series A, 5.0%, 1/1/2042	2,000,000	2,199,024
Illinois, State Development Authority Revenue, Madison County Community Unit School District No. 2 Triad, Series B, 5.5%, 4/1/2043, INS: BAM	3,910,000	4,398,485
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.25%, 4/1/2045	1,000,000	1,088,448
Illinois, State General Obligation:
Series B, 5.0%, 5/1/2028	1,000,000	1,055,561
Series B, 5.25%, 10/1/2037	2,000,000	2,238,690
Series C, 5.5%, 10/1/2039	2,000,000	2,242,825
Illinois, State O'Hare International Airport Revenue, TrIPs Obligated Group, AMT, 5.5%, 7/1/2041	1,600,000	1,807,396
		35,765,757

Indiana 2.1%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, SIFMA Municipal Swap Index + 0.3%, 2.18% (b), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,025,000	2,017,703
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,062,227
Indiana, State Finance Authority Revenue, Methodist Hospitals, Inc. Obligated Group, Series A, 5.5%, 9/15/2039	1,070,000	1,169,742
Indiana, State Finance Authority, CWA Authority Inc., Revenue:
Series A, 5.0%, 10/1/2040	1,000,000	1,134,301
Series A, 5.0%, 10/1/2041	1,000,000	1,130,607
Indiana, Westfield-Washington Multi-School Building Corp. Revenue, Series A, 5.25%, 7/15/2041, INS: BAM	1,700,000	1,921,573
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series I2, AMT, 5.0%, 1/1/2030	1,500,000	1,629,058
Series G-2, AMT, 5.25%, 1/1/2037	1,700,000	1,882,415
Series E, 5.5%, 3/1/2038	2,000,000	2,208,892
		15,156,518
Iowa 0.5%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.0%, 5/15/2039	2,000,000	2,125,415
Series B, 6.6%, 5/15/2028	1,220,000	1,270,742
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	110,000	108,470
		3,504,627
Kentucky 1.0%
Kentucky, State Municipal Energy Agency Revenue, 5.0%, 1/1/2042	4,245,000	4,653,883
Kentucky, State Public Energy Authority Revenue, Series B, 5.0%, 12/1/2033, GTY: Jefferies Financial Group	2,220,000	2,367,217
		7,021,100
Louisiana 1.1%
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, 2.17% (c), 3/6/2026, LOC: TD Bank NA	650,000	650,000
Louisiana, State Gasoline & Fuels Tax Revenue, Series A, 5.0%, 5/1/2040	5,000,000	5,692,624
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AG	1,250,000	1,310,739
		7,653,363
Massachusetts 0.8%
Massachusetts, Development Finance Agency Revenue, PRG Medford Properties, Inc.:
5.25%, 6/1/2044	500,000	548,717
5.25%, 6/1/2045	400,000	434,214
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J2, 5.0%, 7/1/2033	1,000,000	1,054,109
Series J2, 5.0%, 7/1/2034	2,000,000	2,104,632
Massachusetts, State Development Finance Agency Revenue, Mass General Brigham, Inc., Series F, 5.0%, 7/1/2045	1,250,000	1,364,837
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 1.45% (c), 3/2/2026	100,000	100,000
		5,606,509

Michigan 1.4%
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
AMT, 5.0%, 6/30/2032	1,320,000	1,380,799
AMT, 5.0%, 12/31/2032	700,000	731,452
AMT, 5.0%, 12/31/2033	1,600,000	1,668,716
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2038	2,500,000	2,605,045
5.5%, 11/15/2044	3,000,000	3,370,507
		9,756,519
Minnesota 0.5%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,070,000	1,965,943
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2041	1,500,000	1,656,102
		3,622,045
Mississippi 0.5%
Mississippi, State University Educational Building Corp. Revenue, Institutions of Higher Learning:
Series B, 5.0%, 8/1/2042	1,465,000	1,618,479
Series B, 5.0%, 8/1/2043	1,540,000	1,682,633
		3,301,112
Missouri 0.9%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	2,766,860	2,570,351
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2030	725,000	704,763
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series C, 6.0%, 5/1/2053	3,020,000	3,380,549
		6,655,663
Nebraska 0.1%
Nebraska, Omaha Public Power District Nebraska City Station Unit 2, Revenue, Series A, 5.0%, 2/1/2045	1,000,000	1,092,587
Nevada 0.1%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series B, 144A, AMT, 12.0%, Mandatory Put 11/2/2026 @ 120, 1/1/2065	1,805,000	974,700
New Hampshire 1.1%
New Hampshire, Business Finance Authority Revenue:
“A", Series 2, 4.0%, 10/20/2036	2,860,095	2,921,469
Series 2022-1, 4.375%, 9/20/2036	3,804,276	3,967,349
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	815,000	821,004
		7,709,822
New Jersey 2.9%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	917,849
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	270,000	266,272
Series B, AMT, 3.5%, 12/1/2039	970,000	962,104
Series B, AMT, 4.0%, 12/1/2041	3,480,000	3,523,258
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series CC, 5.0%, 6/15/2038	2,000,000	2,239,656
Series AA, 5.25%, 6/15/2041	1,000,000	1,143,822

New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2035	2,000,000	2,227,973
Series A, 5.0%, 1/1/2034 (a)	2,500,000	2,848,046
Series C, 5.0%, 1/1/2045	3,000,000	3,251,408
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,158,272
		20,538,660
New Mexico 0.2%
New Mexico, State Mortgage Finance Authority, “I”, Series C, 4.0%, 1/1/2050	1,155,000	1,169,639
New York 10.1%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AG	1,820,000	1,789,109
3.0%, 4/1/2036, INS: AG	1,750,000	1,697,461
Long Island, NY, Electric System Revenue, Power Authority, Series B, 3.0%, Mandatory Put 9/1/2029 @ 100, 9/1/2049	1,250,000	1,256,507
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2028	3,170,000	3,408,098
Series C1, 5.0%, 11/15/2028	1,200,000	1,266,656
Series A2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	5,782,316
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2041	5,000,000	5,716,671
Series C, 5.25%, 3/15/2046	1,175,000	1,292,267
Series C, 5.25%, 3/15/2047	2,000,000	2,183,986
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	734,013
New York, State Liberty Development Corp., Second Priority Liberty Revenue, “1”, 2.45%, 9/15/2069	5,000,000	4,762,555
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal, AMT, 6.0%, 4/1/2035	2,400,000	2,679,341
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 6.0%, 6/30/2042	1,250,000	1,430,259
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2030	5,000,000	5,499,140
New York, Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Revenue, Series A, 5.0%, 12/1/2043	750,000	830,129
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series B-1, 5.0%, 5/15/2045	1,000,000	1,081,169
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	7,991,499
New York City, NY, General Obligation:
Series A-4, 1.9% (c), 3/2/2026, SPA: State Street B&T Co.	100,000	100,000
Series G-1, 5.0%, 2/1/2042	1,500,000	1,677,796
Series D, 5.0%, 4/1/2043	1,000,000	1,091,535
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-2, 3.73%, Mandatory Put 12/29/2028 @ 100, 5/1/2063	4,000,000	4,010,767
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series CC-SUBSERIES CC-2, 5.0%, 6/15/2046	1,250,000	1,338,241
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-5, 1.95% (c), 3/2/2026, SPA: U.S. Bank NA	700,000	700,000
Series F-1, 5.0%, 2/1/2042	1,500,000	1,659,747
Series H, 5.0%, 11/1/2043	1,000,000	1,110,081
Series D, 5.25%, 5/1/2043	5,000,000	5,633,664
Series G-1, 5.25%, 5/1/2048	2,750,000	2,939,076
New York, NY, General Obligation:
Series C, 4.0%, 8/1/2037	1,000,000	1,032,139
Series E1, 5.0%, 4/1/2039	1,250,000	1,396,706
		72,090,928

North Carolina 0.8%
County of Wake, NC, State Revenue:
Series A, 5.0%, 5/1/2043	2,300,000	2,579,922
Series A, 5.0%, 5/1/2044	1,400,000	1,548,382
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 1.95% (c), 3/2/2026, LOC: Royal Bank of Canada	195,000	195,000
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2042, INS: AG	1,150,000	1,250,378
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	420,000	444,517
		6,018,199
North Dakota 0.7%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 6.0%, 7/1/2054	4,610,000	5,054,157
Ohio 2.5%
Cincinnati, OH, University of Cincinnati, Revenue:
Series D, 5.0%, 6/1/2039	1,070,000	1,203,851
Series D, 5.0%, 6/1/2040	1,120,000	1,251,422
Series D, 5.0%, 6/1/2041	1,180,000	1,308,896
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,585,890
4.0%, 12/1/2030	1,210,000	1,275,177
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2030	1,180,000	1,329,714
Ohio, Air Quality Development Authority Revenue, Duke Enery Corp., Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	1,016,498
Ohio, State General Obligation, Series A, 5.0%, 6/15/2043	5,000,000	5,636,589
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	3,100,000	3,150,747
		17,758,784
Oklahoma 0.4%
Oklahoma, State Municipal Airport Trust Trustees Revenue, American Airlines, Inc., AMT, 6.25%, 12/1/2035	1,000,000	1,176,531
Oklahoma, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2042	1,500,000	1,703,072
		2,879,603
Oregon 0.7%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	980,000	983,853
Oregon, State Lottery Revenue:
Series A, 5.25%, 4/1/2042	1,000,000	1,158,695
Series A, 5.25%, 4/1/2043	2,500,000	2,865,030
		5,007,578
Pennsylvania 6.3%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,231,763
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	1,175,000	1,199,709
5.0%, 12/1/2032	2,745,000	2,802,918
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,611,291
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue:
Series A, 5.0%, 12/1/2038, INS: AG	1,025,000	1,148,349
Series A, 5.0%, 12/1/2040, INS: AG	1,625,000	1,799,698

Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	1,945,000	1,824,834
Series A, 2.625%, 6/1/2042	365,000	339,464
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	315,048
Series A, 5.0%, 7/1/2031	850,000	890,693
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 5.0%, 5/15/2039	1,200,000	1,320,765
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project:
AMT, 5.5%, 6/30/2037	2,400,000	2,694,809
AMT, 5.5%, 6/30/2038	3,000,000	3,334,875
AMT, 5.5%, 6/30/2039	4,000,000	4,415,285
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	200,000	200,019
Series 122, AMT, 4.0%, 10/1/2046	1,370,000	1,370,669
Series 143A, 6.25%, 10/1/2053	1,835,000	2,010,299
Pennsylvania, State Turnpike Commission Revenue:
Series FIRST, 5.0%, 12/1/2039	860,000	970,293
Series FIRST, 5.0%, 12/1/2040	855,000	956,048
Series FIRST, 5.0%, 12/1/2041	855,000	953,057
Philadelphia, PA, Authority for Industrial Development Revenue, Series A, 5.0%, 12/1/2044	2,145,000	2,354,423
Philadelphia, PA, School District, Series F, Prerefunded, 5.0%, 9/1/2030	30,000	30,419
		44,774,728
Rhode Island 0.4%
Rhode Island, Health and Educational Building Corp. Revenue, Providence College, 5.0%, 11/1/2041	1,500,000	1,660,691
Rhode Island, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	1,455,000	1,454,961
		3,115,652
South Carolina 0.8%
South Carolina, Public Service Authority Revenue, Series A, 5.0%, 12/1/2044	1,300,000	1,417,489
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	150,000	152,494
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series A, 5.25%, 11/1/2043	1,000,000	1,119,338
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2046	3,000,000	3,274,484
		5,963,805
Tennessee 0.7%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,623,679
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038	1,625,000	1,835,779
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Belmont University, 5.0%, 5/1/2039	500,000	549,216
		5,008,674
Texas 16.6%
Austin, TX, Independent School District, General Obligation, 5.0%, 8/1/2042	2,000,000	2,183,668
Austin, TX, Water & Wastewater System Revenue:
5.0%, 11/15/2038	3,500,000	3,948,017
5.0%, 11/15/2049	1,000,000	1,060,225
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,544,737
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	3,165,000	3,299,279

City of Garland, TX, Electric Utility System Revenue, 5.0%, 3/1/2045, INS: AG	550,000	602,155
Conroe, TX, Independent School District, General Obligation, 5.0%, 2/15/2043	2,500,000	2,751,822
Dallas, TX, Fort Worth International Airport:
Series B, 5.0%, 11/1/2037	1,200,000	1,349,323
Series B, 5.0%, 11/1/2040	3,500,000	3,908,140
El Paso, TX, Water & Sewer Revenue Revenue, 5.0%, 3/1/2044	2,000,000	2,171,958
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Health System Obligated Group, Series C, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2054	2,000,000	2,139,837
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05%, Mandatory Put 6/1/2033 @ 100, 11/1/2050	1,275,000	1,327,379
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2049	2,400,000	2,584,283
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,815,000	3,085,993
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,653,079
5.0%, 9/1/2028	1,350,000	1,440,062
Lower Colorado, TX, State Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2041, INS: AG	5,000,000	5,464,925
North Texas, Tollway Authority Revenue, Series A, 5.25%, 1/1/2038	2,500,000	2,804,314
Prosper, TX, Independent School District, General Obligation, 5.0%, 2/15/2041	4,000,000	4,471,988
Texas, Aldine Independent School District, 5.0%, 2/15/2044	2,750,000	3,003,275
Texas, Arlington Independent School District, General Obligation, 5.0%, 2/15/2042	4,000,000	4,411,432
Texas, El Paso Independent School District, General Obligation, Series A, 5.0%, 8/15/2041 (a)	2,250,000	2,507,098
Texas, Fort Worth International Airport Revenue:
Series A-1, AMT, 5.25%, 11/1/2042	1,000,000	1,114,723
Series A-1, AMT, 5.25%, 11/1/2043	1,000,000	1,103,053
Texas, Hurst-Euless-Bedford Independent School District, General Obligation, 5.0%, 8/15/2043	1,500,000	1,644,463
Texas, Kerrville Public Utility Board Public Facility Corp., Revenue:
Series A, 5.25%, 4/15/2043, INS: BAM	1,320,000	1,447,038
Series A, 5.25%, 4/15/2044, INS: BAM	1,220,000	1,332,360
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	2,530,000	2,783,294
5.0%, 2/15/2042	3,045,000	3,329,722
5.0%, 2/15/2043	2,625,000	2,853,746
Texas, Municipal Gas Acquisition & Supply Corp. V Revenue, 5.0%, Mandatory Put 1/1/2034 @ 100, 1/1/2055, GTY: Bank of America Corp.	4,500,000	4,927,353
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	5,797,430
Texas, North East Regional Mobility Authority Revenue, Series A, 5.25%, 1/1/2046	1,000,000	1,071,277
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	1,000,000	1,064,745
Texas, Round Rock Independent School District, General Obligation, Series B, 5.0%, 8/1/2043	4,185,000	4,688,324
Texas, San Antonio Water System Revenue, Series C, 5.0%, 5/15/2043	4,655,000	5,200,296
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,547,388	4,726,383
Texas, State Tech University System Revenue, Series A, 5.0%, 2/15/2045	1,200,000	1,305,823
Texas, State Transportation Commission, Turnpike Systems Revenue, Series B, 5.0%, Mandatory Put 8/15/2030 @ 100, 8/15/2042	1,500,000	1,639,392
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,122,748
Texas, Tollway Authority Revenue, Series A, 5.0%, 1/1/2041	2,500,000	2,791,392
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
Series A, 5.0%, 5/15/2042, INS: AG	2,770,000	3,087,183
5.0%, 5/15/2043, INS: AG	3,790,000	4,144,072
		118,887,806

Utah 1.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,223,952
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 1, 144A, 5.125%, 6/15/2054	3,000,000	3,004,182
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	755,000	835,577
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037	250,000	282,775
		9,346,486
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St. Michael’s College, 144A, 5.0%, 10/1/2033	1,500,000	1,495,727
Virginia 1.2%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue, Series A, 4.0%, 7/1/2038	4,370,000	4,525,415
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030	1,500,000	1,547,619
AMT, 4.0%, 7/1/2030	1,000,000	1,034,867
Virginia, State Small Business Financing Authority Revenue, Mary Washington Healthcare Obligated Group, Series A, 5.0%, 6/15/2043	1,300,000	1,406,108
		8,514,009
Washington 5.1%
Pierce County, WA, Pierce County School District No. 403 Bethel, General Obligation, 5.0%, 12/1/2043	1,725,000	1,902,217
Port of Seattle, WA, Revenue Bonds:
Series B, AMT, 5.0%, 8/1/2038	5,000,000	5,481,508
Series B, AMT, 5.25%, 10/1/2044	7,000,000	7,684,956
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 2.13% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	889,670
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,963,015
4.0%, 7/1/2031	3,000,000	3,142,629
Washington, State General Obligation, Series C, 5.0%, 2/1/2046	3,000,000	3,245,963
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,380,537
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	763,202
144A, 5.0%, 1/1/2029	840,000	854,992
144A, 5.0%, 1/1/2031	1,030,000	1,046,834
144A, 5.0%, 1/1/2033	1,050,000	1,064,428
Washington, State University Revenue, 5.0%, 4/1/2039	2,695,000	3,088,736
		36,508,687
West Virginia 0.3%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,465,649
Wisconsin 0.7%
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2032 (a)	1,300,000	1,448,971
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Health Corp. Obligated Group, Series A, 5.0%, 12/1/2044 (a)	2,025,000	2,182,800
Wisconsin, State University of Wisconsin Hospitals & Clinics Revenue, Series B, 5.0%, Mandatory Put 10/1/2031 @ 100, 4/1/2054	1,500,000	1,667,391
		5,299,162

Puerto Rico 0.8%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	1,024,179
Series A1, 5.75%, 7/1/2031	1,910,000	2,122,445
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,525,413
		5,672,037
Other 1.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-051, 144A, 2.65%, 6/15/2035	7,315,000	6,402,105
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	550,859	550,220
		6,952,325
Total Municipal Investments (Cost $704,687,112)		717,432,937

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.69% (e) (Cost $38,459)	38,455	38,459

Warrants 0.0%
BL Train Holdings West LLC, Expiration Date 12/1/2035* (f) (Cost $0)	15,018	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $704,725,571)	100.4	717,471,396
Other Assets and Liabilities, Net	(0.4)	(2,676,033)
Net Assets	100.0	714,795,363
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	When-issued or delayed delivery securities included.
(b)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28,
2026. Date shown reflects the earlier of demand date or stated maturity date.

(d)	Interest coupon payment as of July 15, 2025 has been deferred by the issuer.
(e)	Current yield; not a coupon rate.
(f)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.

BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$717,432,937	$—	$717,432,937
Open-End Investment Companies	38,459	—	—	38,459
Warrants	—	—	0	0
Total	$38,459	$717,432,937	$0	$717,471,396

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DITFF-PH3